Disclosures about fair value of financial instruments - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash equivalents	$ 113,726	$ 173,653
Short-term Investments	50,106	37,459
Derivatives	46,605	93,177
Total Assets	210,437	304,289
Liabilities
Derivatives	24,294	29,529
Total Liabilities	24,294	29,529
Quoted Prices in Active Markets For Identical Assets (Level 1)
Assets
Cash equivalents	113,726	173,653
Short-term Investments	45,000	25,000
Derivatives	0	0
Total Assets	158,726	198,653
Liabilities
Derivatives	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash equivalents	0	0
Short-term Investments	5,106	12,459
Derivatives	46,605	93,177
Total Assets	51,711	105,636
Liabilities
Derivatives	24,294	29,529
Total Liabilities	24,294	29,529
Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	0	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Total Liabilities	$ 0	$ 0